Financial Instruments (Details) - Schedule of carrying amount of balances as stated in statement of financial position - Supply and Receive Communication Services [Member] - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments (Details) - Schedule of carrying amount of balances as stated in statement of financial position [Line Items]
Trade and other receivables, gross	₪ 90	₪ 94
Offset amounts	(81)	(83)
Trade and other receivables presented in the statement of financial position	9	11
Trade payables, gross	100	121
Offset amounts	(81)	(83)
Trade and other payables presented in the statement of financial position	₪ 19	₪ 38